FINANCIAL
                                    HORIZONS

                                INVESTMENT TRUST

                                   GROWTH FUND

                               MUNICIPAL BOND FUND

                              GOVERNMENT BOND FUND

                                CASH RESERVE FUND





                                      1998


                                   SEMI-ANNUAL
                                     REPORT
                                 April 30, 1998

                                    CONTENTS
  2            Message to Shareholders
  3-4          Growth Fund
  5-6          Municipal Bond Fund
  7-8          Government Bond Fund
  9-10         Cash Reserve Fund
  11           Statements of Assets and Liabilities
  12           Statements of Operations
  13-14        Statements of Changes in
                  Net Assets
  15-18        Financial Highlights
  19-22        Notes to Financial Statements


TOLL-FREE TELEPHONE ASSISTANCE

General account service and exchanges:
1-800-848-0920
TRUSTEES

Dimon R. McFerson - Chairman
Columbus, Ohio

Dr. John C. Bryant
Cincinnati, Ohio

Robert M. Duncan
Columbus, Ohio

Dr. Thomas J. Kerr, IV
Westerville, Ohio
OFFICERS

James F. Laird, Jr. - Treasurer
David E. Simaitis - Secretary
Elizabeth A. Davin - Assistant Secretary
Patricia J. Smith - Assistant Secretary
Charles S. Bath - Assistant Treasurer
Craig A. Carver - Assistant Treasurer
Christopher A. Cray - Assistant Treasurer
Scott A. Englehart - Assistant Treasurer
Edwin P. McCausland, Jr. - Assistant Treasurer
Peter Neckermann - Assistant Treasurer
Karen R. Tackett - Assistant Treasurer

TRANSFER AGENT
Nationwide Investors Services, Inc.
Box 1492
Columbus, Ohio  43216-1492

CUSTODIAN
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263-0001

LEGAL COUNSEL
Druen, Dietrich, Reynolds & Koogler
One Nationwide Plaza
Columbus, Ohio  43215-2220

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, Ohio  43215-2537

DISTRIBUTOR
Nationwide Advisory Services, Inc.
Three Nationwide Plaza
Columbus, Ohio  43215-2220

This report is for the information of shareholders of the Financial Horizons Investment Trust's mutual funds. It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Funds.

Financial Horizons and its logo are registered federal service marks of Nationwide(R) Life Insurance Company.

APRIL 30, 1998
                             MESSAGE TO SHAREHOLDERS
Photo of: DIMON R. MCFERSON
CHAIRMAN

Our shareholders have much reason to be optimistic.

The U.S. economy has continued to exhibit healthy growth with declining inflation. While the Federal Reserve Board had expressed some concern over possible rising inflationary pressures, such elevations have yet to materialize and interest rates have remained unchanged.

A strong economy and good employment growth have buoyed consumer confidence - more and more Americans are achieving the goals they've set for themselves and their families.

The stock market has been generous to investors, increasing by more than 20 percent for three years in a row. Volatility in the Asian markets may create some shock waves that could affect markets here in the United States and throughout the world. But the fundamental strength of the American economy should continue to draw investors to our markets. These observations reinforce our belief in the importance of maintaining a long-term investment strategy.

As you know, on May 11, 1998, the Financial Horizons Trust was dissolved. Two of the funds from the Trust, the Financial Horizons Growth Fund (now the Mid Cap Growth Fund), and the Financial Horizons Government Bond Fund (now the Intermediate U.S. Government Bond Fund) became part of the Nationwide Family of Funds offering.

Shareholders of the Financial Horizons Municipal Bond Fund were merged into the Nationwide Tax-Free Fund, and shareholders in the Financial Horizons Cash Reserve Fund were merged into the Nationwide Money Market Fund.

In addition to the expansion of the Nationwide funds, PortfolioSelectSM by Nationwide was introduced. PortfolioSelect is a new retail portfolio of funds from leading money management companies -- Fidelity, Dreyfus, Oppenheimer and Nationwide. It allows Nationwide shareholders to centralize their investments without sacrificing portfolio diversification, giving them more choice.

Nationwide Advisory Services has also introduced a new share-class structure. Effective May 11, 1998, our current shareholders were automatically converted to the new D class. Shares in the PortfolioSelect product are also available in A or B classes. This new class structure allows us to offer our investors more purchasing options.

FUND PERFORMANCE
For the six-month period ended April 30, 1998, the Financial Horizons Growth Fund gained 18.68% and the Financial Horizons Government Bond Fund increased 3.44%. For the same period, the Financial Horizons Municipal Bond Fund returned 2.84%. Returns for these funds do not reflect sales charges. The Financial Horizons Cash Reserve Fund, which has no sales charges, posted a total return of 2.49%.

On pages 3 through 9 of this report, you can read the comments of your funds' portfolio managers that describe in detail important factors that explain each fund's performance and unique characteristics.

Thank you for giving Nationwide Advisory Services, Inc. the opportunity to help meet your investment needs.

For more information about the Nationwide funds or PortfolioSelect, please call 1-800-848-0920.

Dimon R. McFerson, Chairman,

April 1998

 FINANCIAL HORIZONS INVESTMENT TRUST
                                   GROWTH FUND
For the six-month period ended April 30, 1998, the Financial Horizons Growth Fund had a total return of 18.68% (without sales charge), compared with 22.47% for the S&P 500 over the same period.

The six-month period was marked by two distinct directions in performance by the Fund. The last two months of 1997 saw technology-related stocks significantly underperform the market, due mainly to turmoil in Asia. Small- and mid-cap stocks also underperformed large-cap stocks, due in part to the same sorts of concerns arising from developments in Asia.

As part of the strategy to move this Fund toward growth, the technology component has been increasing, and this, along with the Fund's traditional interest in taking advantage of its size to invest in small-cap and mid-cap names, hurt results during this period. However, the Fund continued to invest according to these strategies, and beginning late in January 1998, both of these sectors staged strong recoveries, and the Fund's performance this year-to-date has been much more favorable. The strongest performance has come from Capital One Financial, Boston Scientific, 360(0) Communications, Advent Software, and BMC Software. A dramatic loss was incurred in Cendant Corp., which announced the discovery of accounting irregularities on April 16, requiring a restatement of earnings. So far, this seems to be the extent of the problem. By itself, this caused a drop of over 1% in the price of the Fund.

On May 11, 1998, the Fund became known as the Na tion wide Mid Cap Growth Fund. Its focus will now be primarily on investing in mid-cap stocks with a growth orientation. As I have noted previously, the Fund has traditionally been oriented toward these types of stocks, based on its size, so this will not be a major change, except that it will now be policy rather than preference. Similarly, the shift toward growth had already commenced, coinciding with my resumption of management of this Fund last summer.

                                           JOHN M. SCHAFFNER - PORTFOLIO MANAGER

  FINANCIAL HORIZONS INVESTMENT TRUST GROWTH FUND - STATEMENT OF INVESTMENTS -
                           APRIL 30, 1998 (UNAUDITED)
 SHARES             SECURITY                        VALUE
              COMMON STOCKS ( 97.5%)
              BUSINESS SERVICES ( 14.9%)
   15,000      ABR Information Services*       $   434,063
   10,000      Alternative Resources Corp.*        198,750
    7,500      American Business Information, Inc.,
                 Class A*                          101,250
    7,500      American Business Information, Inc.,
                 Class B*                          106,875
    8,700      Covance, Inc.*                      186,506
    5,000      Envoy Corp.*                        210,625
    5,500      Manpower, Inc.                      242,344
    2,000      Sterling Commerce, Inc.*             85,125
                                               -----------
                                                 1,565,538
                                               -----------

              CHEMICALS (3.2%)
    5,200      Millipore Corp.                     179,400
    4,000      Sigma-Aldrich Corp.                 159,500
                                               -----------
                                                   338,900
                                               -----------

              COMPUTER EQUIPMENT (1.2%)
    4,000      American Power Conversion Corp.*    128,750
                                               -----------

              COMPUTER SERVICES AND SOFTWARE (23.7%)
    5,000      Advent Software, Inc*               213,125
    4,000      BMC Software, Inc.*                 374,250
   10,000      First Data Corp.                    338,750
   15,500      Gartner Group, Inc.*                513,438
    6,000      HBO & Company                       358,875
    5,000      Radiant Systems*                    112,500
   10,000      SPSS, Inc.*                         250,000
    6,000      Sungard Data System, Inc.*          213,750
   10,000      Template Software, Inc.*            116,250
                                               -----------
                                                 2,490,938
                                               -----------

              CONSUMER PRODUCTS (1.8%)
    4,000      Newell Co.                          193,250
                                               -----------

              DENTAL (1.9%)
    6,000      Dentsply International, Inc.        197,250
                                               -----------

              DISTRIBUTION (2.5%)
    5,906      Bergen Brunswig Corp., Class A      267,985
                                               -----------

              DRUGS (10.2%)
    4,000      Allergan, Inc.                      166,250
      200      Allergan Specialty Therapeutics, Inc.,
                 Class A*                            2,075
    3,800      Eli Lilly & Co.                     264,338
    8,000      Schering-Plough Corp.               641,000
                                               -----------
                                                 1,073,663
                                               -----------

              ELECTRONICS (1.6%)
    6,000      Microchip Technology*               170,250
                                               -----------

              FINANCIAL (10.1%)
    4,103      Banc One Corp.                      241,308
    4,500      Capital One Financial Corp.         432,281
    3,000      Silicon Valley Bancshares*          195,750
    6,000      TCF Financial Corp.                 195,375
                                               -----------
                                                 1,064,714
                                               -----------

 SHARES             SECURITY                         VALUE
              COMMON STOCKS (CONTINUED)
              MACHINERY & CAPITAL GOODS (4.4%)
   15,000      Sun Hydraulics                  $   221,250
    7,000      Zebra Technologies Corp.*           271,250
                                               -----------
                                                   492,500
                                               -----------

              MEDICAL PRODUCTS AND SUPPLIES (4.9%)
    5,000      Biomet, Inc.                        150,000
    5,000      Boston Scientific, Inc.*            361,563
                                               -----------
                                                   511,563
                                               -----------

              OIL & GAS (3.5%)
    5,000      Anadarko Petroleum Corp.            366,250
                                               -----------

              PRINTING & PUBLISHING (1.4%)
    9,600      PAXAR Corp.*                        142,200
                                               -----------

              RETAIL (2.4%)
    9,999      Cendant Corp.*                      249,975
                                               -----------

              TELECOMMUNICATIONS (12.2%)
    9,333      360(0) Communications Co.*          285,240
    9,100      Cincinnati Bell, Inc.               348,072
    9,000      WorldCom, Inc.*                     385,031
                                               -----------
                                                 1,018,343
                                               -----------
TOTAL COMMON STOCKS (cost $6,534,314)           10,272,069
                                               -----------

TOTAL INVESTMENTS (cost $6,534,314)            $10,272,069
                                               ===========

-----------------
* Denotes a non-income producing security. Cost also represents cost for federal income tax purposes. Portfolio holding percentages represent market value as a percentage of net assets.


See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST
                               MUNICIPAL BOND FUND
For the six-month period ended April 30, 1998, the Bond Buyer 11 Index moved from a yield of 5.28% to 5.25%, a 0.03% decline. Municipals under performed Treasuries during the period. The 30-year Treasury yield declined 0.19%. The Financial Horizons Municipal Bond Fund returned 2.84% for the six-month period ended April 30, 1998 (without sales charge), while the Lehman Brothers Municipal Bond Index, the Fund's benchmark, re turned 2.77%.

The Fund is not currently being marketed to new investors. Net assets ended the period at $16 million. The Fund seeks to maximize income by having a long maturity schedule while employing high-quality issues. The average credit rating is "AA."

The returns for the municipal market and the Fund were not spectacular. Historically, low interest rates and hefty new issuance of Municipal bonds during the period kept returns low. The U.S. economy remained exceptionally healthy with low inflation, therefore the Federal Reserve saw no need to raise interest rates. The Asian financial crisis, which produced the flight to quality from the equity securities into treasury securities in the fourth quarter of 1997 continued to plague the equity market. As a result, the bond markets held their value. Issuers taking advantage of the low rates increased issuance by 60% for the first four months of the calendar when compared to the same period for 1997.

Supply outpaced demand during the latter part of the period. Municipal bonds cheapened in relation to Treasuries and were considered to be attractive. However, at current levels, an investor isn't being compensated enough to extend maturity or reduce quality.

                                        ALPHA L. BENSON, MBA - PORTFOLIO MANAGER

            FINANCIAL HORIZONS INVESTMENT TRUST MUNICIPAL BOND FUND -
             STATEMENT OF INVESTMENTS - APRIL 30, 1998 (UNAUDITED)

PRINCIPAL     SECURITY                                 VALUE
              LONG-TERM MUNICIPAL SECURITIES (98.9%)
              ALABAMA (6.7%)
$1,000,000     Birmingham, Alabama General
                 Obligation Refunding Bonds,
                 Series 1992-B, 6.25%, 04/01/16        $1,068,750
                                                       ----------

              FLORIDA (6.3%)
1,000,000      Orlando, Florida Utilities Commission
                 Water and Electric Subordinated
                 Revenue Refunding Bonds,
                 Series 1993-A, 5.25%, 10/01/14        1,001,250
                                                       ----------

              ILLINOIS (19.4%)
1,000,000      Chicago, Illinois Park District General
                 Obligation Unlimited Bonds,
                 5.60%, 01/01/21                       1,022,500
1,000,000      Illinois Housing Development Authority
                 Homeowner Mortgage Revenue
                 Bonds, Series 1994-A-1,
                 6.45%, 08/01/17                       1,068,750
1,000,000      Illinois Regional Transportation Authority,
                 General Obligation Refunding Bonds,
                 Series 1996, 5.40%, 06/01/15          1,011,250
                                                       ----------
                                                       3,102,500
                                                       ----------

              NEVADA (6.4%)
1,000,000      Nevada State General Obligation Limited Tax Bonds
                 Municipal Bond Bank Project,
                 Nos. 49 & 50, Series 1995-A,
                 5.50%, 11/01/16                       1,022,500
                                                       ----------

              NEW JERSEY (7.0%)
1,000,000      New Jersey Turnpike Authority, Turnpike
                 Revenue Bonds, Series 1991-C,
                 6.50%, 01/01/16                       1,126,250
                                                       ----------

              NEW YORK (6.8%)
1,000,000      New York Local Government Assistance
                 Corporation, Refunding Bonds,
                 Series 1993-E, 6.00%, 04/01/14        1,080,000
                                                       ----------

              NORTH CAROLINA (2.8%)
  425,000      Charlotte-Mecklenburg Hospital Authority,
                 North Carolina Health Care System
                 Revenue Bonds, Series 1992,
                 6.25%, 01/01/20                          452,094
                                                       ----------

              SOUTH CAROLINA (6.6%)
1,000,000      South Carolina State Housing Finance &
                 Development Authority Homeownership
                 Mortgage Purchase Bonds,
                 Series 1994-A,
                 6.375%, 07/01/16                      1,053,750
                                                       ----------

              TEXAS (18.7%)
1,000,000      Carrollton - Farmers Branch Independent
                 School District, Texas General Obligation
                 School Building Unlimited Tax Bonds,
                 Series 1995, 5.00%, 02/15/16            973,750
1,000,000      Grand Prairie Independent School District,
                 Texas General Obligation Unlimited Tax
                 School Building and Refunding Bonds,
                 Series 1996, 5.20%, 02/15/17            992,500
1,000,000      Texas State Public Finance Authority
                 Building Revenue Refunding,
                 Series 1992-B, 5.75%, 02/01/12        1,028,750
                                                      ----------
                                                       2,995,000
                                                      ----------

 PRINCIPAL          SECURITY                           VALUE
              LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
              UTAH (6.5%)
$1,000,000     Utah Housing Finance Agency,
                 Multi-Family Housing Revenue
                 Refunding Bonds, (Cottonwoods
                 Apartment Project), Issue 1995,
                 6.30%, 07/01/15                       $ 1,038,750
                                                       ----------

              VIRGINIA (5.9%)
  900,000      Virginia Housing Development Authority
                 Commonwealth Mortgage Bonds, Series
                 1992-C, Subseries C-7,
                 6.30%, 01/01/15                          941,625
                                                       ----------

              WASHINGTON (6.3%)
1,000,000      Seattle, Washington Limited Tax, General
                 Obligation Bonds, Series 1995,
                 5.125%, 07/01/15                      1,001,250
                                                       ----------
TOTAL LONG-TERM MUNICIPAL SECURITIES
  (cost $15,288,455)                                 $15,883,719
                                                       ===========


-------------------
Cost also represents cost for federal income tax purposes. Portfolio holding percentages represent market value as a percentage of net assets.


See accompanying notes to financial statements.


Distribution of investments by industry, as a percentage of total investment in securities at value, is as follows:
 INDUSTRY                       MARKET VALUE            PERCENT
County/City/School Districts        $ 1,966,250            12.4%
Hospitals                               452,094             2.9%
Housing                               4,102,875            25.8%
Miscellaneous                         3,131,250            19.7%
Political Subdivisions - City/County  3,081,250            19.4%
State Territories and Possessions     1,022,500             6.4%
Transportation                        1,126,250             7.1%
Water, Sewer, and Combined Utilities  1,001,250             6.3%
                                    -----------           ------
                                    $15,883,719           100.0%
                                    ===========           ======

FINANCIAL HORIZONS INVESTMENT TRUST
                              GOVERNMENT BOND FUND
The Financial Horizons Investment Trust Government Bond Fund's total return for the six-month period ended April 30, 1998, was 3.44% (without sales charge) as sum ing all dis tri bu tions were reinvested. The total return for the 12-month period also ended April 30, 1998, was 10.93% (without sales charge).

The total return for the Merrill Lynch Government Master Index, the Fund's benchmark, for the six-month and 12-month periods ended April 30, 1998, was 3.59% and 11.03%, respectively.

The economy continued to perform exceptionally well in this six-month period with scant evidence of inflation. This conundrum has left Federal Reserve mem bers on hold as they continue to wait for signs of a slowing economy or pick up in inflation before acting. The result of this is a range-bound Treasury market. Intermediate Treasury yields fell slightly during this period finishing in a range of 5.56%-5.67%, while the 30-year Treasury yield declined to 5.95% from 6.15%.

The Government Bond Fund performed well during this period by keeping assets invested in spread product, which performed well given the range-bound Treasury market. Also, the returns attributable to Fund holdings of long zero-coupon securities was favorable.

Activity during the period was limited to several Treasury trades as the Fund's holdings looked to be appropriate for the environment.

Fund holdings consist of 63% in Treasuries and Agencies, 36% in Collateralized Mortgage Obligations (CMOs), and 1% in Repurchase Agreements. The CMO hold ings are well-struc tured bonds which should continue to enhance the yield and the return of the Fund.

                                                             PORTFOLIO MANAGERS:
                                                           WAYNE T. FRISBEE, CFA
                                                               GARY R. HUNT, MBA

            FINANCIAL HORIZONS INVESTMENT TRUST GOVERNMENT BOND FUND
             - STATEMENT OF INVESTMENTS - APRIL 30, 1998 (UNAUDITED)
 PRINCIPAL    SECURITY                        VALUE
              MORTGAGE BACKED SECURITIES (35.8%)
$2,000,000     FHLMC (REMIC) Series 1313-G,
                  7.25%, 06/15/07               $2,049,860
3,000,000      FHLMC (REMIC) Series 1344-D,
                  6.00%, 8/15/07                 2,941,530
1,289,219      FHLMC (REMIC) Series 31-E,
                  7.55%, 05/15/20                1,327,359
  500,189      FHLMC (REMIC) Series 190-D,
                  9.20%, 10/15/21                  531,116
3,486,204      FNMA (REMIC) Series 92-126-VB,
                  8.00%, 07/25/02                3,611,498
  283,300      FNMA (REMIC) Series 1989-86,
                  8.75%, 11/25/19                  300,549
1,225,318      FNMA (REMIC) Series 1990-7-B,
                  8.50%, 01/25/20                1,290,326
2,710,747      FNMA (REMIC) Series 1990-16D,
                  9.00%, 03/25/20                2,811,907
  617,534      FNMA (REMIC) Series 1991-73A,
                  8.00%, 07/25/21                  637,385
                                               -----------
TOTAL MORTGAGE BACKED SECURITIES
  (cost $14,876,950)                            15,501,530
                                               -----------

              U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS (62.7%)
4,000,000      FHLMC Debenture 6.80%, 08/22/05   4,204,200
4,000,000      FHLMC Global Notes
                 6.75%, 05/30/06                 4,205,144
3,000,000      FNMA 7.65%, 03/10/05              3,288,222
1,000,000      FNMA MT, 7.26%, 10/05/05          1,001,308
10,000,000     Resolution Funding STRIPS,
                  0.00%, 04/15/06                6,278,690
10,000,000     Resolution Funding STRIPS,
                  0.00%, 07/15/13                3,944,290
3,000,000      U.S. Treasury Bond,
                 12.75%, 11/15/10                4,250,626
                                               -----------

TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (cost $25,787,577)                  27,172,480
                                               -----------

 PRINCIPAL    SECURITY                         VALUE

              REPURCHASE AGREEMENT (2.7%)
$352,000       UBS SECURITIES 5.46%, due 05/01/98
                 Collateralized by $271,000 U.S. Treasury Bond,
                 due 05/15/17, market value $360,091
                 (cost $352,000)               $    352,000
                                               ------------
TOTAL INVESTMENTS (cost $41,016,527)           $ 43,026,010
                                               ============


-------------------
The abbreviations in the above statement stand for the following:
  FHLMC Federal Home Loan Mortgage Corporation
  FNMA Federal National Mortgage Association
  REMIC Real Estate Mortgage Investment Conduit
  STRIPS Separated Trading of Registered Interest and Principal of Securities
Cost also represents cost for federal income tax purposes. Portfolio holding percentages represent market value as a percentage of net assets.


See accompanying notes to financial statements.

 FINANCIAL HORIZONS INVESTMENT TRUST
                                CASH RESERVE FUND
For the six-month period ended April 30, 1998, the Financial Horizons Cash Reserve Fund had net assets of $4.2 million with an average maturity of 33 days. The Fund's total return for the same period was 2.49%, while its benchmark, the Consumer Price Index, returned 0.50%. There are no sales charges in this Fund.

First tier commercial paper accounted for 96% of the portfolio, followed by U.S. Government/Agency securities at 4%. Portfolio weightings were the highest in those industries which offered higher spreads. The top two sectors were Broker/Dealers at 14.7%, and Consumer Sales Finance at 14.2%. The largest outstanding for any one issuer was 4.0%.

For the six-month period ended April 30, 1998, the Federal Reserve held interest rates steady. Economic indicators continued to point to an expanding economy with both low inflation and unemployment. Going forward, the Federal Reserve will assess the impact that the Asian financial crisis is having on the U.S. growth rate. Fed officials may decide to increase rates if the economy fails to show any signs of slowing down.

The Financial Horizons Cash Reserve Fund continued to invest in only first tier money market instruments.

                                          KAREN G. MADER, MA - PORTFOLIO MANAGER

              FINANCIAL HORIZONS INVESTMENT TRUST CASH RESERVE FUND
             - STATEMENT OF INVESTMENTS - APRIL 30, 1998 (UNAUDITED)
 PRINCIPAL          SECURITY                        VALUE
              COMMERCIAL PAPER (95.7%)
              AGRICULTURE/FINANCE (3.8%)
$ 160,000      John Deere Capital Corp.,
                 5.49%, 06/03/98                $  159,195
                                                ----------

              AUTO/FINANCE (7.1%)
 160,000       Ford Motor Credit Co.,
                 5.50%, 05/22/98                   159,487
 141,000       General Motors, 5.51%, 05/19/98     140,612
                                                ----------
                                                   300,099
                                                ----------

              BANKS (3.8%)
 160,000       J.P. Morgan & Co.,
                 5.50%, 06/15/98                   158,900
                                                ----------

              BROKER/DEALER (14.7%)
 150,000       Bear Stearns Co., 5.50%, 05/29/98   149,358
 160,000       Goldman Sachs Group,
                 5.50%, 05/28/98                   159,340
 152,000       Merrill Lynch & Co.,
                 5.49%, 07/16/98                   150,238
 160,000       Morgan Stanley Group,
                 5.49%, 07/22/98                   157,999
                                                ----------
                                                   616,935
                                                ----------

              CHEMICALS (3.8%)
 160,000       PPG Industries, 5.51%, 06/30/98     158,531
                                                ----------

              CONSUMER SALES FINANCE (14.2%)
 170,000       American Express Credit Corp.,
                 5.49-5.50%, 05/22/98              169,455
 123,000       Assoc. Corp. of N.A.,
                 5.51%, 05/11/98                   122,812
 146,000       Avco Financial Services, Inc.,
                 5.53%, 06/09/98                   145,124
 160,000       Norwest Corp.,
                 5.48-5.51%, 05/20/98              159,537
                                                ----------
                                                   596,928
                                                ----------

              DATA SERVICES (3.9%)
  164,000      First Data Corp., 5.50%, 06/09/98   163,023
                                                ----------

              DIVERSIFIED FINANCE (3.5%)
  150,000      GE Capital Corp., 5.48%, 06/19/98   148,881
                                                ----------

              ELECTRICAL EQUIPMENT (3.8%)
  160,000      Johnson Controls, Inc.,
                 5.52%, 05/29/98                   159,313
                                                ----------

              ENTERTAINMENT (3.6%)
  150,000      Walt Disney Co., 5.50%, 05/01/98    150,000
                                                ----------

              FINANCIAL SERVICES/UTILITIES (3.7%)
  157,000      National Rural Utilities Cooperative,
                 5.45%, 07/09/98                   155,360
                                                ----------

              FOOD & BEVERAGE (3.8%)
 160,000       Heinz "HJ" Co., 5.48%, 06/02/98     159,221
                                                ----------

              HEAVY EQUIPMENT/FINANCE (3.8%)
  160,000      Catepillar Financial Services, Inc.,
                 5.50-5.51%, 05/12/98              159,731
                                                ----------

              INSURANCE (4.0%)
  170,000      MetLife Funding Inc.,
                 5.52%, 06/08/98                   169,009
                                                ----------

              LEASE FINANCIAL (3.3%)
  140,000      IBM Credit Corp. Note,
                 5.50%, 05/15/98                   139,701
                                                ----------

 PRINCIPAL          SECURITY                         VALUE

              COMMERCIAL PAPER (CONTINUED)
              PACKAGING & CONTAINERS (3.7%)
 $160,000      Bemis Co., Inc., 5.55%, 05/26/98$   159,402
                                                ----------

              PHARMACEUTICALS & PERSONAL CARE (7.7%)
  160,000      Becton Dickinson & Co.,
                 5.48%, 05/07/98                   159,864
  165,000      Schering Corp., 5.48%, 05/12/98     164,724
                                                ----------
                                                   324,588
                                                ----------

              PRINTING & PUBLISHING (3.5%)
 148,000       McGraw-Hill Cos., 5.47%, 06/12/98   147,056
                                                ----------
 TOTAL COMMERCIAL PAPER (cost $4,025,873)        4,025,873
                                                ----------

              U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS (4.3%)
 120,000       Federal Home Loan Mortgage,
                 5.41%, 05/15/98                   119,748
  63,000       U.S. Treasury Bills,
                 4.94%, 08/06/98                    62,161
                                                ----------

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 (cost $181,909)                                   181,909
                                                ----------
TOTAL INVESTMENTS (cost $4,207,782)             $4,207,782
                                                ==========



Cost also represents cost for federal income tax purposes. Portfolio holding percentages represent value as a percentage of net assets.


See accompanying notes to financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
                           APRIL 30, 1998 (UNAUDITED)
                                                                                MUNICIPAL      GOVERNMENT        CASH
                                                                GROWTH            BOND            BOND          RESERVE
                                                                 FUND             FUND            FUND           FUND
ASSETS
Investments in securities, at value
(cost $6,534,314, $15,288,455, $41,016,527
  and $4,207,782 respectively)                                $ 10,272,069    $ 15,883,719    $ 43,026,010   $ 4,207,782
Cash                                                                    --              --          19,802         1,418
Receivable for fund shares sold                                        325             200           8,500           125
Receivable for investment securities sold                          353,031              --       4,626,916            --
Accrued interest and dividends receivable                            1,619         244,037         475,404            --
Withholding tax reclaim receivable                                     129              --              --            --
------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                    10,627,173      16,127,956      48,156,632     4,209,325

LIABILITIES
Bank loan                                                            3,405          97,679              --            --
Payable for fund shares redeemed                                      (101)          4,572          31,470           820
Payable for investment securities purchased                         82,120              --       4,623,020            --
Accrued management fees                                              5,702           8,625          23,360         1,355
Accrued transfer agent fees                                            922             859           4,308            87
Dividends payable                                                       23          26,002          97,959         1,189
Other accrued expenses                                               3,938           4,807          20,877           775
------------------------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                   96,009         142,544       4,800,994         4,226
------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                    $ 10,531,164    $ 15,985,412    $ 43,355,638   $ 4,205,099
========================================================================================================================


NET ASSETS REPRESENTED BY:
Capital shares, $1 par value, outstanding                    $     477,195     $ 1,431,730     $ 3,854,280   $ 4,205,217
Capital paid in excess of par value                              5,288,296      14,688,205      38,149,183          (113)
Net unrealized appreciation                                      3,737,755         595,264       2,009,483            --
Accumulated undistributed net realized gain (loss)               1,033,377        (729,787)       (660,423)           (5)
Accumulated undistributed net investment
  income (loss)                                                     (5,459)             --           3,115            --
------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                    $ 10,531,164    $ 15,985,412    $ 43,355,638   $ 4,205,099
========================================================================================================================

Shares outstanding (unlimited number of shares authorized)         477,195       1,431,730       3,854,280     4,205,217
========================================================================================================================

NET ASSET VALUE AND OFFERING PRICE PER SHARE*                 $      22.07    $      11.17    $      11.25   $      1.00
========================================================================================================================

* For the Growth Fund, the Municipal Bond Fund, and the Government Bond Fund, the redemption price per share varies by the length of time shares are held.


See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
                   SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)
                                                                                MUNICIPAL      GOVERNMENT        CASH
                                                                GROWTH            BOND            BOND          RESERVE
                                                                 FUND             FUND            FUND           FUND
INCOME:
Dividends                                                       $   28,212        $     --      $       --      $     --
Interest                                                             6,200         460,144       1,498,639       114,993
Other                                                                   --              --          17,396            --
------------------------------------------------------------------------------------------------------------------------

Total income                                                        34,412         460,144       1,516,035       114,993

EXPENSES:
Distribution fees                                                   36,761          61,845         171,645            --
Investment management fees                                          31,864          53,597         148,760         8,152
Transfer agent fees                                                  5,286           4,771          18,535           374
Professional services                                                1,195           2,121           7,245           539
Registration fees                                                    1,971           1,784           3,693         1,450
Shareholders' reports                                                   --              --           2,336            --
Custodian fees                                                       2,147           4,488           4,818         2,610
Trustee fees and expenses                                              664           1,342           4,638           378
Other                                                                   69             913           2,812            89
------------------------------------------------------------------------------------------------------------------------

Total expenses before waived expenses                               79,957         130,861         364,482        13,592

Total waived expenses                                              (36,761)        (61,845)       (171,646)           --
------------------------------------------------------------------------------------------------------------------------

Net expenses                                                        43,196          69,016         192,836        13,592
------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                $       (8,784)   $    391,128    $  1,323,199    $  101,401
========================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:

Net realized gain on investments                               $ 1,032,058   $      61,866   $     543,208            --
Net change in unrealized appreciation
(depreciation) of investments                                      683,195          20,167        (280,074)           --
------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments                  1,715,253          82,033         263,134            --
------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN ASSETS RESULTING FROM OPERATIONS               $ 1,706,469    $    473,161    $  1,586,333    $  101,401
========================================================================================================================


See accompanying notes to financial statements

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                     GROWTH FUND                 MUNICIPAL BOND FUND
                                                          SIX MONTHS ENDED      YEAR ENDED SIX MONTHS ENDED   YEAR ENDED
                                                            APRIL 30, 1998     OCTOBER 31,  APRIL 30, 1998   OCTOBER 31,
                                                                (UNAUDITED)           1997      (UNAUDITED)         1997
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                                 $      (8,784)     $   19,747   $     391,128  $    909,305
Net realized gain on investments                                 1,032,058       1,768,865          61,866       159,282
Net change in unrealized appreciation
  of investments                                                   683,195         366,366          20,167       416,404
------------------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations             1,706,469       2,154,978         473,161     1,484,991

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                   --         (14,409)       (391,128)     (909,305)
Net realized gain from investment transactions                  (1,767,546)       (455,746)             --           --
------------------------------------------------------------------------------------------------------------------------

Decrease in net assets from distributions to shareholders       (1,767,546)       (470,155)       (391,128)     (909,305)

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   165,576         509,644          42,958       127,500
Net asset value of shares issued to shareholders from
  reinvestment of dividends                                      1,739,837         464,389         225,776       531,645
Cost of shares redeemed                                           (853,879)     (2,213,453)     (1,186,802)   (4,913,234)
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets derived from capital
  share transactions                                             1,051,534      (1,239,420)       (918,068)   (4,254,089)
------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                              990,457         445,403        (836,035)   (3,678,403)
NET ASSETS - BEGINNING OF PERIOD                                 9,540,707       9,095,304      16,821,447    20,499,850
------------------------------------------------------------------------------------------------------------------------

NET ASSETS - END OF PERIOD                                     $10,531,164    $  9,540,707   $  15,985,412  $ 16,821,447
========================================================================================================================

Undistributed net realized gain
(loss) on investments included in net assets at end of period $  1,033,377    $  1,768,865  $      (729,787)  $ (791,653)
========================================================================================================================

Undistributed net investment income (loss) included
  in net assets at end of period                           $        (5,459) $         3,325             --            --
========================================================================================================================

SHARE ACTIVITY:
Shares sold                                                          7,608          24,523           3,805        11,782
Reinvestment of dividends                                           92,348          24,012          20,055        48,845
Shares redeemed                                                    (39,894)        (98,638)       (105,498)     (450,753)
------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in number of shares                         60,062         (50,103)        (81,638)     (390,126)
========================================================================================================================

See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
                                                                GOVERNMENT BOND FUND              CASH RESERVE FUND
                                                          SIX MONTHS ENDED      YEAR ENDED SIX MONTHS ENDED   YEAR ENDED
                                                            APRIL 30, 1998     OCTOBER 31,  APRIL 30, 1998   OCTOBER 31,
                                                                (UNAUDITED)           1997      (UNAUDITED)         1997
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                        $   1,323,199   $   3,192,002    $    101,401  $    205,070
Net realized gain on investments                                   543,208          90,839              --             1
Net change in unrealized appreciation (depreciation)
  of investments                                                  (280,074)      1,031,295              --            --
------------------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations             1,586,333       4,314,136         101,401       205,071

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                           (1,314,021)     (3,191,909)       (101,401)     (205,070)
------------------------------------------------------------------------------------------------------------------------

Decrease in net assets from distributions to shareholders       (1,314,021)     (3,191,909)       (101,401)     (205,070)

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   106,755         362,854         140,943       162,276
Net asset value of shares issued to shareholders from
  reinvestment of dividends                                        670,019       1,610,983          93,802       189,391
Cost of shares redeemed                                         (6,242,329)    (13,283,912)        (80,435)     (543,630)
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets derived from capital
  share transactions                                            (5,465,555)    (11,310,075)        154,310      (191,963)
------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                           (5,193,243)    (10,187,848)        154,310      (191,962)
NET ASSETS - BEGINNING OF PERIOD                                48,548,881      58,736,729       4,050,789     4,242,751
------------------------------------------------------------------------------------------------------------------------

NET ASSETS - END OF PERIOD                                    $ 43,355,638    $ 48,548,881     $ 4,205,099   $ 4,050,789
========================================================================================================================

Undistributed net realized loss on investments
  included in net assets at end of period                     $   (660,423)   $ (1,210,831)    $        (5)  $        (5)
========================================================================================================================

Undistributed net investment income included in
  net assets at end of period                                 $      3,115    $      1,137              --            --
========================================================================================================================

SHARE ACTIVITY:
Shares sold                                                          9,472          33,267         140,943       162,276
Reinvestment of dividends                                           59,527         147,681          93,802       189,391
Shares redeemed                                                   (553,576)     (1,218,791)        (80,435)     (543,630)
------------------------------------------------------------------------------------------------------------------------

Net (decrease) in number of shares                                (484,577)     (1,037,843)       (154,310)     (191,963)
========================================================================================================================

See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS
            SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING
                                                                                GROWTH FUND
                                                                         YEARS ENDED OCTOBER 31,
                                   SIX MONTHS ENDED
                                    APRIL 30, 1998
                                      (UNAUDITED)      1997           1996          1995           1994           1993
NET ASSET VALUE--
  BEGINNING OF PERIOD                $    22.87     $    19.47     $    18.17    $    15.11     $    14.17     $   12.46
Net investment income (loss)              (0.02)          0.04           0.01         (0.01)          0.03          0.08
Net realized gain (loss) and
  unrealized appreciation
  (depreciation)                           3.55           4.38           3.28          3.23           0.95          1.73
------------------------------------------------------------------------------------------------------------------------

 Total from investment operations          3.53           4.42           3.29          3.22           0.98          1.81

Dividends from net
  investment income                          --          (0.03)            --            --          (0.04)        (0.10)
Distributions in excess of net
  investment income                          --             --             --         (0.01)            --           --
 Distributions from net realized
  gain on investment transactions         (4.33)         (0.99)         (1.99)        (0.15)            --           --
------------------------------------------------------------------------------------------------------------------------

Total distributions                       (4.33)         (1.02)         (1.99)        (0.16)         (0.04)        (0.10)
------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net
  asset value                             (0.80)          3.40           1.30          3.06           0.94          1.71
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--
  END OF PERIOD                      $    22.07     $    22.87     $    19.47    $    18.17     $    15.11     $   14.17
=========================================================================================================================

Total return (excluding
  sales charges)                          18.68%(a)     23.66%         19.41%        21.57%          6.92%         14.59%


Net assets, end of period (000)      $   10,531     $   9,541      $   9,095     $    7,594     $    6,787     $    5,165

Ratio of expenses to average
  net assets                               0.88% (b)     0.96%          1.44%         1.47%          1.59%          1.44%
Ratio of expenses to average
  net assets*                              1.63% (b)     1.70%          1.69%         1.72%          1.90%          2.03%
Ratio of net investment income
  (loss) to average net assets            (0.18%)(b)     0.20%          0.03%        (0.05%)         0.21%          0.63%
Ratio of net investment income
  (loss) to average net assets*           (0.93%)(b)    (0.54%)        (0.22%)       (0.30%)        (0.82%)         0.05%

Portfolio turnover                        20.32%         40.69%         17.19%        29.19%         14.14%         12.98%

Average commission rate paid**             5.3137(cent)   5.8006(cent)   5.9080(cent)    --             --             --


--------------------
*  Ratios calculated as if no expenses were waived.
** Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the
Fund for which commissions were charged.
(a) Not annualized.
(b) Annualized.


See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS
            SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                                            MUNICIPAL BOND FUND
                                                                         YEARS ENDED OCTOBER 31,
                                  SIX MONTHS ENDED
                                   APRIL 30, 1998
                                     (UNAUDITED)      1997           1996          1995           1994           1993
NET ASSET VALUE--
  BEGINNING OF PERIOD                $    11.12      $   10.77     $    10.76     $    9.86     $    11.75     $    10.64
Net investment income (loss)               0.27           0.53           0.48          0.50           0.49           0.56
Net realized gain (loss) and
  unrealized appreciation
  (depreciation)                           0.05           0.35           0.01          0.90          (1.62)          1.22
-------------------------------------------------------------------------------------------------------------------------

 Total from investment operations          0.32           0.88           0.49          1.40          (1.13)          1.78

Dividends from net
  investment income                       (0.27)         (0.53)         (0.48)        (0.50)         (0.49)         (0.56)
Distributions from net realized
  gain on investment transactions            --             --             --            --          (0.27)         (0.11)
-------------------------------------------------------------------------------------------------------------------------

Total distributions                       (0.27)         (0.53)         (0.48)        (0.50)         (0.76)         (0.67)
-------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net
  asset value                              0.05           0.35           0.01          0.90          (1.89)          1.11
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--
  END OF PERIOD                      $    11.17     $    11.12     $    10.77     $   10.76    $      9.86     $    11.75
=========================================================================================================================

Total return (excluding
  sales charges)                           2.84%(a)       8.37%          4.72%        14.50%        (10.11%)        17.18%


Net assets, end of period (000)      $   15,985     $   16,821     $   20,500     $  25,806    $    26,412     $   25,828

Ratio of expenses to average
  net assets                               0.84% (b)      0.85%          1.36%        1.35%          1.27%          1.01%
Ratio of expenses to average
  net assets*                              1.59% (b)      1.59%          1.61%        1.60%          1.57%          1.61%
Ratio of net investment income
  to average net assets                    4.74% (b)      4.85%          4.53%        4.82%          4.58%          4.81%
Ratio of net investment income
  to average net assets*                   3.99% (b)      4.11%          4.28%        4.57%          4.28%          4.11%

Portfolio turnover                         0.00%         14.09%         38.80%       60.79%         69.67%         46.95%

-------------------
*  Ratios calculated as if no expenses were waived.
   (a) Not annualized.
   (b) Annualized.


See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS
            SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                                           GOVERNMENT BOND FUND
                                                                         YEARS ENDED OCTOBER 31,
                                  SIX MONTHS ENDED
                                   APRIL 30, 1998
                                     (UNAUDITED)      1997           1996          1995           1994           1993
NET ASSET VALUE--
  BEGINNING OF PERIOD                $    11.19     $    10.92     $    11.07    $    10.12     $    11.31     $    11.00
Net investment income (loss)               0.32           0.66           0.68          0.68           0.58           0.63
Net realized gain (loss) and
  unrealized appreciation
  (depreciation)                           0.06           0.27          (0.15)         0.95          (1.10)          0.50
-------------------------------------------------------------------------------------------------------------------------

 Total from investment operations          0.38           0.93           0.53          1.63          (0.52)          1.13

Dividends from net
  investment income                       (0.32)         (0.66)         (0.68)        (0.68)         (0.58)         (0.66)
Distributions from net realized
  gain from investment transactions          --             --             --            --          (0.09)         (0.16)
-------------------------------------------------------------------------------------------------------------------------


Total distributions                       (0.32)         (0.66)         (0.68)        (0.68)         (0.67)         (0.82)
-------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net
  asset value                              0.06           0.27          (0.15)         0.95          (1.19)          0.31
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--
  END OF PERIOD                      $    11.25     $    11.19     $    10.92    $    11.07     $    10.12     $    11.31
=========================================================================================================================

Total return (excluding
  sales charges)                           3.44%(a)       8.84%          5.01%        16.68%         (4.75%)        10.76%


Net assets, end of period (000)      $   43,356     $    48,549    $   58,737    $   69,190     $   70,218     $   84,602

Ratio of expenses to average
  net assets                               0.84%(b)       0.85%          0.84%         0.89%          1.28%          1.00%
Ratio of expenses to average
  net assets*                              1.59%(b)       1.60%          1.59%         1.58%          1.58%          1.61%
Ratio of net investment income
  to average net assets                    5.74%(b)       6.04%          6.26%         6.42%          5.42%          5.55%
Ratio of net investment income
  to average net assets*                   4.99%(b)       5.29%          5.51%         5.73%          5.12%          4.93%

Portfolio turnover                        31.04%         52.10%         21.04%       140.55%        174.40%        143.63%


---------------------
*  Ratios calculated as if no expenses were waived.
(a) Not annualized.
(b) Annualized.



See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS
            SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING
                                                                             CASH RESERVE FUND
                                                                         YEARS ENDED OCTOBER 31,

                                  SIX MONTHS ENDED
                                   APRIL 30, 1998
                                     (UNAUDITED)      1997           1996          1995           1994           1993
NET ASSET VALUE--
  BEGINNING OF PERIOD                 $    1.00      $    1.00      $    1.00     $    1.00      $    1.00      $    1.00
Net investment income (loss)               0.02           0.05           0.05          0.05           0.03           0.02
Dividends from net
  investment income                       (0.02)         (0.05)         (0.05)        (0.05)         (0.03)         (0.02)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value                                --             --             --            --             --             --
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--
  END OF PERIOD                       $    1.00      $    1.00      $    1.00     $    1.00      $    1.00      $    1.00
=========================================================================================================================

Total return
                                           2.49%(a)       4.93%          4.97%         5.41%          3.08%          2.05%


Net assets, end of period (000)       $   4,205      $   4,051      $   4,243     $   4,150       $  3,950       $  2,788

Ratio of expenses to average
  net assets                               0.67%(b)       0.69%          0.65%         0.65%          0.84%          1.17%
Ratio of expenses to average
  net assets*                              0.67%(b)       0.69%          0.65%         0.65%          1.06%          2.20%
Ratio of net investment income
  to average net assets                    4.98%(b)       4.82%          4.86%         5.29%          3.14%          2.04%
Ratio of net investment income
  to average net assets*                   4.98%(b)       4.82%          4.86%         5.29%          2.92%          0.79%



---------------------
*  Ratios calculated as if no expenses were waived.
   (a) Not annualized.
   (b) Annualized.




See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Financial Horizons Investment Trust (Trust), is a diversified, open-end investment company organized under the laws of Massachusetts by a Declaration of Trust dated May 9, 1988. The Trust offers shares in four separate mutual funds which are registered under the Investment Company Act of 1940.

   (A) SECURITY VALUATION

      (1)   Growth Fund, Municipal Bond Fund and Government Bond Fund:
            Securities traded on a national securities exchange are valued at the last quoted sale price, or if no sale, at the prior day's valuation as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale price, or if no sale, the quoted bid price. U.S. Government securities are valued at the quoted bid price. Bonds are valued by a combination of daily quotes and matrix evaluations.

            Securities for which reliable market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgment of the Fund's investment adviser, are valued at fair value in accordance with procedures authorized by the Boards of Trustees.

      (2) Cash Reserve Fund: Securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended.

            The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

   (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date; interest income, including amortization of premium and discount where applicable, is recorded on an accrual basis.

   (C) FEDERAL INCOME TAXES

      Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to shareholders. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders but will be retained by the Fund.

      As of October 31, 1997, the Municipal and Government Bond funds had net capital loss carry forwards of $791,653 and $1,210,831 respectively, available to offset future capital gains, which will expire in 5 to 6 years.

   (D) DIVIDENDS TO SHAREHOLDERS

      (1)   Growth Fund:
            Dividends from net investment income are paid semi-annually and are recorded on the ex-dividend date.

      (2) Municipal Bond Fund, Government Bond Fund, and Cash Reserve Fund:
            Dividends from net investment income are declared daily and paid monthly from net investment income.

      Distributable net realized capital gains are declared and distributed at least annually for all funds.

      Dividends and distributions to shareholders are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective funds.

      Accordingly, as of October 31, 1997, undistributed net investment income, Undistributed net realized gains and capital paid in excess of par value have been adjusted. Negative amounts represent credits and positive amounts represent debits. The adjustments are as follows:

                                                                                                  CAPITAL PAID IN
                                             UNDISTRIBUTED NET          UNDISTRIBUTED NET            EXCESS OF
                                             INVESTMENT INCOME            REALIZED GAINS              PAR VALUE
         Growth Fund                             $(2,350)                    $2,350                   $  --
         Municipal Bond Fund                        (301)                        --                     301
         Cash Reserve Fund                           (8)                         --                       8

   (E) EXPENSES

      Direct expenses of a fund are allocated to that fund. General expenses of the Trust are allocated to the funds based upon each fund's relative average net assets.

   (F) USE OF EXPENSES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

2. TRANSACTIONS WITH AFFILIATES

As investment manager for the funds, Nationwide Advisory Services, Inc. (NAS), (formerly Nationwide Financial Services, Inc.), an affiliated company, earns an annual fee of .65% based on the average daily net assets of the Growth Fund, Municipal Bond Fund and Government Bond Fund, and .40% of the average daily net assets of the Cash Reserve Fund.

NAS also receives fees for distribution pursuant to a Rule 12b-1 Distribution Plan approved by the Board of Trustees. These fees are based on average daily net assets of the Growth Fund, the Municipal Bond Fund, and the Government Bond Fund at an annual rate of .75%. During the six months ended April 30, 1998, NAS waived distribution fees for the Growth, Municipal Bond, and Government Bond funds totaling $36,761, $61,845, and $171,646, respectively, or $.159, $.085 and
$.085 per average share outstanding.

NAS, principal underwriter, also receives fees from contingent deferred sales charges (CDSC) ranging from 5% to 1%, imposed on redemptions which cause the current value of an account to fall below the total purchase payments made during the past six years. During the six months ended April 30, 1998, NAS received fees of $1,837, $7,965, and $8,668 on the Growth, Municipal Bond, and Government Bond Funds, respectively. Additionally, the Government Bond Fund retained fees (CDSC) of $17,396 pursuant to NASD guidelines which limit sales charges payable to underwriters. These fees are reported as "other income."

Nationwide Investors Services, Inc., a subsidiary of NAS, acts as transfer and dividend disbursing agent for the funds.

3. BANK LOANS

The Trust has an unsecured bank line of credit of $6,000,000 for overdraft protection and temporary emergency borrowing purposes. Borrowings under this arrangement bear interest at the Federal Funds rate plus .50%. No compensating balances are required.

4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding U.S. Government and short-term securities) and purchases and sales of U.S. Government Obligations for the six months ended April 30, 1998, are summarized as follows:

                                                                                            U.S. GOVT.
                                                         SECURITIES                         OBLIGATIONS
                                                ----------------------------------------------------------------
                                                 PURCHASES           SALES          PURCHASES           SALES
   Growth Fund                                  $1,961,501        $2,640,822       $ 1,328,311       $ 1,698,193
   Municipal Bond Fund                              --               838,404            --                --
   Government Bond Fund                             --             1,498,979        13,993,833        17,078,910
   Cash Reserve Fund                                --                 --            1,341,462         1,403,000

Realized gains and losses have been computed on the specific identification basis. Included in net unrealized appreciation at April 30, 1998, are the following components:

                                                   GROSS             GROSS             NET
                                                UNREALIZED         UNREALIZED      UNREALIZED
                                                APPRECIATION      DEPRECIATION    APPRECIATION
   Growth Fund                                  $3,831,883         $(94,128)       $3,737,755
   Municipal Bond Fund                             595,264            --              595,264
   Government Bond Fund                          2,009,483            --            2,009,483

5. SUBSEQUENT EVENT

The transaction described below was effective May 9, 1998.

At a meeting of the Board of Trustees on November 7, 1997, the Board authorized a Special Meeting of Shareholders to be held on February 16, 1998. At this Special Meeting, shareholders approved an Agreement and Plan of Reorganization between Financial Horizons Investment Trust and Nationwide Investing Foundation III ("New Trust"), at which time Nationwide Investing Foundation and Nationwide Investing Foundation II also reorganized into the New Trust. The transactions approved by the shareholders at this meeting were the following:

      (a) The transfer of the assets and liabilities of the Financial Horizons Growth Fund to the Nationwide Mid Cap Growth Fund series of the New Trust in exchange for Class D shares of the Mid Cap Growth Fund, to be distributed to shareholders of the Growth Fund.

      (b) The transfer of the assets and liabilities of the Financial Horizons Cash Reserve Fund to the Nationwide Money Market Fund series of the New Trust in exchange for shares of the Money Market Fund, to be distributed to shareholders of the Cash Reserve Fund.

      (c) The transfer of the assets and liabilities of the Financial Horizons Government Bond Fund to the Nationwide Long-Term U.S.Government Bond Fund series of the New Trust in exchange for Class D shares of the Long-Term U.S. Government Bond Fund, to be distributed to shareholders of the Government Bond Fund.

      (d) The transfer of the assets and liabilities of the Financial Horizons Municipal Bond Fund to the Nationwide Tax-Free Income Fund series of the New Trust in exchange for Class D shares of the Tax-Free Income Fund, to be distributed to shareholders of the Municipal Bond Fund.

The results of the shareholder voting at the Special Meetings for FHIT on February 16, 1998 are as follows:

                                                                                      Withheld/
           Fund                                        For            Against         Abstained
 Growth Fund                                       202,688              1,305            13,455
 Municipal Bond Fund                             3,342,575                  0                 0
 Government Bond Fund                            2,254,526             26,224           140,828
 Cash Reserve Fund                                 829,923                740            29,671

All assets of the FHIT Funds were transferred and all liabilities were assumed by the appropriate series of the New Trust on May 8, 1998, as voted by the shareholders at the Special Meetings held on February 6, 1998. Upon completion of such transactions, the shares of the applicable series of the New Trust received by the FHIT Funds were distributed to shareholders of those Funds in complete liquidation on May 8, 1998.

All of the capital gain distributions paid to shareholders of the Growth Fund in connection with the reorganization of the Fund is taxed at the 20% rate for federal income tax purposes. All of the income distributions paid from January 1, 1998, through May 9, 1998, to shareholders of the Municipal Bond Fund are exempt from federal income tax.

                                    FINANCIAL
                                    HORIZONS

                                INVESTMENT TRUST

                                   GROWTH FUND

                               MUNICIPAL BOND FUND

                              GOVERNMENT BOND FUND

                                CASH RESERVE FUND





                                      1998

                                   SEMI-ANNUAL
                                     REPORT

                                 April 30, 1998

FINANCIAL HORIZONS INVESTMENT TRUST
P.O. BOX 1492
THREE NATIONWIDE PLAZA
COLUMBUS OH  43216-1492

April 30, 1998
Semi-Annual Report

FH-0012-P

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